Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Initial Class
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

Ben Shuleva serves as Co-Portfolio Manager of Consumer Discretionary Portfolio.
Landon Finter serves as Co-Portfolio Manager of Consumer Staples Portfolio.
Adam Benjamin no longer serves as Portfolio Manager of Technology Portfolio.
The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by PRIYANSHU BAKSHI as of July 31,2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$50,874	$360	$608
Assets Managed with Performance-Based Advisory Fees (in millions)	$475	none	none
* Includes assets of VIP Technology Portfolio managed by the portfolio manager ($4,568 (in millions) assets managed).
As of July 31, 2026, the dollar range of shares of VIP Technology Portfolio beneficially owned by the portfolio manager was none.

VIPFC-SSTK-0926-140-1.782383.140	September 10, 2026

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Investor Class
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

Ben Shuleva serves as Co-Portfolio Manager of Consumer Discretionary Portfolio.
Landon Finter serves as Co-Portfolio Manager of Consumer Staples Portfolio.
Adam Benjamin no longer serves as Portfolio Manager of Technology Portfolio.
The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by PRIYANSHU BAKSHI as of July 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$50,874	$360	$608
Assets Managed with Performance-Based Advisory Fees (in millions)	$475	none	none
* Includes assets of VIP Technology Portfolio managed by the portfolio manager ($4,568 (in millions) assets managed).
As of July 31, 2026, the dollar range of shares of VIP Technology Portfolio beneficially owned by the portfolio manager was none.

VIPINVF-SSTK-0926-134-1.827184.134	September 10, 2026

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Service Class 2
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

Ben Shuleva serves as Co-Portfolio Manager of Consumer Discretionary Portfolio.
Landon Finter serves as Co-Portfolio Manager of Consumer Staples Portfolio.
Adam Benjamin no longer serves as Portfolio Manager of Technology Portfolio.
The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by PRIYANSHU BAKSHI as of July 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$50,874	$360	$608
Assets Managed with Performance-Based Advisory Fees (in millions)	$475	none	none
* Includes assets of VIP Technology Portfolio managed by the portfolio manager ($4,568 (in millions) assets managed).
As of July 31, 2026, the dollar range of shares of VIP Technology Portfolio beneficially owned by the portfolio manager was none.

VIPSF-SC2-SSTK-0926-102-1.9911404.102	September 10, 2026